Contingencies	6 Months Ended
Dec. 31, 2018
Contingencies
Contingencies

27Contingencies

At 31 December 2018, the Group had no material contingent liabilities in respect of legal claims arising in the ordinary course of business. Contingent transfer fees are disclosed in note 28.3.